Document and Entity Information	Mar. 18, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	Aadi Bioscience, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address Address Line 1	2 Headquarters Plaza East Building
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	Morristown
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07960
City Area Code	551
Local Phone Number	321-2234
Entity Information Former Legal Or Registered Name	Aadi Bioscience, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	WHWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001422142
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	17383 Sunset Boulevard
Entity Address Address Line 2	Suite A250
Entity Address City Or Town	Pacific Palisades
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90272